Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Changes to Intangible Assets

Intangible assets consist of the following:

(Euros in thousands)	Patents and licenses	Software licenses	Total
Cost as of January 1, 2024	2,052	1,060	3,112
Additions	202	6	208
Currency translation differences	113	7	120
Cost as of December 31, 2024	2,367	1,073	3,440
Accumulated amortization as of January 1, 2024	(629)	(960)	(1,589)
Additions	(104)	(78)	(182)
Currency translation differences	(33)	(7)	(40)
Accumulated amortization as of December 31, 2024	(766)	(1,045)	(1,811)
Net book value as of December 31, 2024	1,601	28	1,629
Cost as of January 1, 2025	2,367	1,073	3,440
Additions	247	—	247
Disposal	(183)	(574)	(757)
Currency translation differences	(229)	(13)	(242)
Cost as of December 31, 2025	2,202	486	2,688
Accumulated amortization as of January 1, 2025	(766)	(1,045)	(1,811)
Additions	(110)	(28)	(138)
Disposal	183	574	757
Currency translation differences	73	13	86
Accumulated amortization as of December 31, 2025	(620)	(486)	(1,106)
Net book value as of December 31, 2025	1,582	—	1,582

Summary of Depreciation Expense

Amortization expenses consist of the following:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Research and development expenses	(79)	(98)	(115)
General and administrative expenses	(59)	(84)	(108)
Total	(138)	(182)	(223)